Finance Expense, Net - Schedule of Finance Expense, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Expense Net [Abstract]
Interest expense	$ (2,650,317)	$ (2,605,167)	$ (978,477)
Interest income	35,035	91,320	52,934
Total	$ (2,615,282)	$ (2,513,847)	$ (925,543)